iM Dolan McEniry Corporate Bond Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS - 89.0%
Basic Materials - 2.4%
RPM International, Inc.
3.450%, 11/15/2022	$112,000	$115,990
Steel Dynamics, Inc.
2.400%, 06/15/2025	1,199,000	1,250,638
5.000%, 12/15/2026	491,000	516,347
		1,882,975
Communications - 15.2%
AMC Networks, Inc.
5.000%, 04/01/2024	228,000	231,135
4.750%, 08/01/2025	1,586,000	1,629,345
AT&T, Inc.
4.100%, 02/15/2027	143,000	158,303
4.250%, 03/01/2027	1,283,000	1,442,937
4.100%, 02/15/2028	217,000	243,249
Booking Holdings, Inc.
4.100%, 04/13/2025	1,005,000	1,120,876
3.600%, 06/01/2026	170,000	185,987
CenturyLink, Inc.
6.450%, 06/15/2021	312,000	314,574
5.800%, 03/15/2022	102,000	105,708
7.500%, 04/01/2024	1,144,000	1,283,682
Discovery Communications LLC
2.950%, 03/20/2023	196,000	204,888
3.800%, 03/13/2024	62,000	66,805
3.950%, 03/20/2028	1,448,000	1,582,663
Motorola Solutions, Inc.
3.500%, 03/01/2023	237,000	249,242
4.000%, 09/01/2024	518,000	567,605
4.600%, 02/23/2028	833,000	948,788
Verizon Communications, Inc.
3.376%, 02/15/2025	93,000	100,929
4.125%, 03/16/2027	1,435,000	1,626,621
		12,063,337
Consumer, Cyclical - 4.5%
Dollar Tree, Inc.
3.700%, 5/15/2023	229,000	243,202
4.000%, 5/15/2025	581,000	641,722
4.200%, 5/15/2028	797,000	894,543
QVC, Inc.
4.850%, 04/01/2024	198,000	213,204
4.450%, 02/15/2025	281,000	296,455
4.75%, 02/15/2027	1,234,000	1,279,504
		3,568,630
Consumer, Non-cyclical - 29.4%
Altria Group, Inc.
4.400%, 02/14/2026	1,629,000	1,838,513
Becton Dickinson & Co.
2.894%, 06/06/2022	1,512,000	1,551,436
3.363%, 06/06/2024	206,000	221,385
Conagra Brands, Inc.
4.300%, 05/01/2024	1,412,000	1,557,682
4.600%, 11/01/2025	181,000	205,635
Global Payments, Inc.
3.750%, 06/01/2023	276,000	292,932
2.650%, 02/15/2025	175,000	183,968
4.800%, 04/01/2026	293,000	335,267
HCA, Inc.
5.375%, 09/01/2026	775,000	875,266
5.625%, 09/01/2028	592,000	681,851
IHS Markit Ltd.
4.125%, 08/01/2023 (b)	732,000	785,564
3.625%, 05/01/2024 (b)	299,000	321,243
4.750%, 08/01/2028 (b)	688,000	795,958
Kraft Heinz Foods Co.
3.000%, 06/01/2026	422,000	444,394
3.875%, 05/01/2027	1,312,000	1,430,023
Molson Coors Beverage Co.
3.000%, 07/15/2026	1,606,000	1,711,239
Paypal Holdings, Inc.
2.650%, 10/01/2026	1,636,000	1,732,400
Reynolds American, Inc.
4.850%, 09/15/2023	209,000	229,607
4.450%, 06/12/2025	1,144,000	1,270,121
Service Corporation International
4.625%, 12/15/2027	1,229,000	1,297,363
5.125%, 06/01/2029	197,000	211,753
United Rentals North America, Inc.
5.875%, 09/15/2026	389,000	407,425
5.500%, 05/15/2027	1,388,000	1,482,905
Verisk Analytics, Inc.
4.125%, 9/12/2022	694,000	727,966
4.000%, 06/15/2025	855,000	943,839
Zimmer Biomet Holdings, Inc.
3.150%, 04/01/2022	16,000	16,347
3.550%, 04/01/2025	1,115,000	1,208,705
3.050%, 01/15/2026	506,000	541,109
		23,301,896
Financial - 6.3%
American Tower Corp.
4.700%, 03/15/2022	35,000	36,426
3.500%, 01/31/2023	426,000	448,487
4.000%, 06/01/2025	799,000	879,681
3.375%, 10/15/2026	279,000	301,943
SBA Communications Corp.
4.875%, 9/01/2024	843,000	866,705
3.875%, 2/15/2027	685,000	701,063
Trinity Acquisitions PLC
4.400%, 3/15/2026 (b)	715,000	805,856
Willis North America, Inc.
3.600%, 05/15/2024	230,000	247,966
4.500%, 09/15/2028	627,000	713,917
		5,002,044
Industrial - 7.3%
Allegion U.S. Holding Co., Inc.
3.200%, 10/01/2024	768,000	815,535
Carlisle Co's, Inc.
3.750%, 11/15/2022	98,000	102,174
3.500%, 12/01/2024	336,000	364,424
3.750%, 12/01/2027	877,000	967,012
Carrier Global Corp.
2.242%, 02/15/2025	203,000	210,310
2.493%, 02/15/2027	1,455,000	1,504,171
Fortune Brands Home & Security, Inc.
4.000%, 09/21/2023	1,599,000	1,726,576
Masco Corp.
3.500%, 11/15/2027	91,000	99,323
		5,789,525
Technology - 23.9%
Broadcom Corp.
3.459%, 09/15/2026	363,000	389,774
3.875%, 01/15/2027	998,000	1,084,275
CA, Inc.
4.700%, 03/15/2027	231,000	258,996
CDK Global, Inc.
5.000%, 10/15/2024	127,000	138,113
5.875%, 06/15/2026	576,000	595,800
4.875%, 06/01/2027	806,000	843,580
CDW LLC
5.500%, 12/01/2024	256,000	281,046
4.125%, 05/01/2025	320,000	333,400
4.250%, 04/01/2028	1,322,000	1,370,498
Citrix Systems, Inc.
4.500%, 12/01/2027	1,629,000	1,857,191
Fiserv, Inc.
3.200%, 07/01/2026	373,000	402,877
2.250%, 06/01/2027	1,289,000	1,318,733
HP, Inc.
3.000%, 06/17/2027	1,647,000	1,742,970
KLA Corp.
4.650%, 11/01/2024	1,159,000	1,295,892
Microchip Technology, Inc.
3.922%, 06/01/2021	297,000	298,726
4.333%, 06/01/2023	1,005,000	1,078,552
2.670%, 09/01/2023	463,000	482,465
Oracle, Inc.
2.300%, 03/25/2028	1,885,000	1,909,609
Qorvo, Inc.
5.500%, 07/15/2026	1,316,000	1,407,107
Western Digital
4.750%, 02/15/2026	1,634,000	1,803,446
		18,893,050
TOTAL CORPORATE BONDS (Cost $70,050,070)		70,501,457
	Shares
SHORT-TERM INVESTMENT - 8.5%
MONEY MARKET FUND - 8.5%
First American Government Obligations Fund - Class X, 0.04% (a)	6,739,815	6,739,815
TOTAL SHORT-TERM INVESTMENT (Cost $6,739,815)		6,739,815
TOTAL INVESTMENTS (Cost $76,789,885) - 97.5%		77,241,272
Other Assets in Excess of Liabilities - 2.5%		1,955,220
TOTAL NET ASSETS - 100.0%		$79,196,492

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the fund's 7-day yield as of March 31, 2021.
(b)	U.S. traded security of a foreign issuer or corporation.

Summary of Fair Value Measurements at March 31, 2021 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Basic Materials	$-	$1,882,975	$-	$1,882,975
Communications	-	12,063,337	-	12,063,337
Consumer, Cyclical	-	3,568,630	-	3,568,630
Consumer, Non-cyclical	-	23,301,896	-	23,301,896
Financial	-	5,002,044	-	5,002,044
Industrial	-	5,789,525	-	5,789,525
Technology	-	18,893,050	-	18,893,050
Total Corporate Bonds	-	70,501,457	-	70,501,457
Short-Term Investment	6,739,815	-	-	6,739,815
Total Investments in Securities	$6,739,815	$70,501,457	$-	$77,241,272